UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5227

Name of Fund: Merrill Lynch World Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                           Value
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%       Paper - 0.1%                          54,716  Western Forest Products, Inc. (g)                  $       103,185
                                                          25,926  Western Forest Products, Inc. (g)                           48,892
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Canada                              152,077
------------------------------------------------------------------------------------------------------------------------------------
United              Energy - Other - 0.0%                  3,176  Trico Marine Services, Inc. (g)                            102,585
States - 0.0%       ----------------------------------------------------------------------------------------------------------------
                    Telecommunications - 0.0%                  1  PTV, Inc. (g)                                                  500
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United States                   103,085
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks (Cost - $1,465,749) - 0.1%             255,162
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United              Telecommunications - 0.0%             29,543  PTV, Inc. Series A, 10%                                     56,427
States - 0.0%       ----------------------------------------------------------------------------------------------------------------
                                                                  Total Preferred Stocks (Cost - $982,122) - 0.0%             56,427
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Warrants
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%    Government - Foreign - 0.0%            3,000  Venezuela Oil Obligations (expires 4/15/2020) (g)          100,500
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants in Latin America - 0.0%                     100,500
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United              Health Care - 0.0%                    14,085  HealthSouth Corp. (expires 1/16/2014) (d)                   24,649
States - 0.1%       ----------------------------------------------------------------------------------------------------------------
                    Wireless Communications -                225  American Tower Corp. (expires 8/01/2008) (d)                96,095
                    0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants in North America - 0.1%                     120,744
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Warrants (Cost - $14,639) - 0.1%                     221,244
------------------------------------------------------------------------------------------------------------------------------------

                                                            Face
                                                          Amount  Fixed Income Investments
------------------------------------------------------------------------------------------------------------------------------------
Africa
------------------------------------------------------------------------------------------------------------------------------------
South               Government - Foreign - 0.6%  ZAR   5,000,000  South Africa Government Bond, 13% due 8/31/2010            981,912
Africa - 0.6%       ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Africa - 0.6%            981,912
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%      Government - Foreign - 0.6%  DKK   5,800,000  Denmark Government Bond, 4% due 11/15/2010                 955,387
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Denmark                  955,387
------------------------------------------------------------------------------------------------------------------------------------
France - 2.1%       Government - Foreign - 2.1%  EUR   3,000,000  France Government Bond OAT, 4% due 4/25/2055             3,645,352
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in France                 3,645,352
------------------------------------------------------------------------------------------------------------------------------------
Germany - 16.6%     Financial - 5.1%                     400,000  Dresdner Bank AG for Kyivstar GSM,
                                                                  7.75% due 4/27/2012                                        402,000
                                                       7,350,000  Eurohypo AG, 3.25% due 10/26/2015                        8,393,902
                                                                                                                     ---------------
                                                                                                                           8,795,902
                    ----------------------------------------------------------------------------------------------------------------
                    Government - Foreign -             8,925,000  Deutsche Bundesrepublik, 3.75% due 1/04/2015            10,790,875
                    11.3%                              6,400,000  Deutsche Bundesrepublik, 4.75% due 7/04/2034             8,716,226
                                                                                                                     ---------------
                                                                                                                          19,507,101
                    ----------------------------------------------------------------------------------------------------------------
                    Housing - 0.2%                       325,000  Grohe Holding GmbH, 8.625% due 10/01/2014 (c)              377,569
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Germany               28,680,572
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Investments                                Value
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%      Paper - 0.4%                 EUR     531,626  Jefferson Smurfit Group Plc, 11.50%
                                                                  due 10/01/2015 (a)(c)                              $       659,434
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Ireland                  659,434
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%   Aerospace & Defense - 0.6%           775,336  Aero Invest 1 SA, 10.677% due 3/01/2015 (a)(c)             957,327
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Luxembourg               957,327
------------------------------------------------------------------------------------------------------------------------------------
Norway - 3.0%       Government - Foreign - 3.0%  NOK  18,000,000  Norway Government Bond, 6.50% due 5/15/2013              3,188,426
                                                      12,300,000  Norway Government Bond, 5% due 5/15/2015                 2,027,533
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Norway                 5,215,959
------------------------------------------------------------------------------------------------------------------------------------
Russia - 4.2%       Government - Foreign - 4.2%  USD   4,050,000  Russian Federation Bonds,
                                                                  12.75% due 6/24/2028 (Regulation S)                      7,224,390
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Russia                 7,224,390
------------------------------------------------------------------------------------------------------------------------------------
Spain - 2.8%        Government - Foreign - 2.8%  EUR   1,000,000  Spain Government Bond, 4.20% due 7/30/2013               1,246,322
                                                       2,800,000  Spain Government Bond, 4.40% due 1/31/2015               3,544,473
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Spain                  4,790,795
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.0%       Government - Foreign - 1.0%  SEK  12,650,000  Sweden Government Bond, 4.50% due 8/12/2015              1,729,906
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Sweden                 1,729,906
------------------------------------------------------------------------------------------------------------------------------------
Turkey - 4.1%       Government - Foreign - 4.1%  TRY   4,200,000  Turkey Government International Bond,
                                                                  0% due 5/09/2007                                         2,713,159
                                                 USD   1,500,000  Turkey Government International Bond,
                                                                  7% due 6/05/2020                                         1,515,000
                                                         175,000  Turkey Government International Bond,
                                                                  11.875% due 1/15/2030                                      270,156
                                                       2,750,000  Turkey Government International Bond,
                                                                   6.875% due 3/17/2036                                    2,653,750
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Turkey                 7,152,065
------------------------------------------------------------------------------------------------------------------------------------
United              Government - Foreign - 7.7%  GBP   4,775,000  United Kingdom Gilt, 5% due 3/07/2008                    8,366,106
Kingdom - 7.7%                                         2,669,000  United Kingdom Gilt, 5% due 9/07/2014                    4,816,533
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in the
                                                                  United Kingdom                                          13,182,639
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Europe - 43.1%        74,193,826
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Argentina - 0.8%    Government - Foreign - 0.8%  ARS     180,000  Argentina Bonos, 2.244% due 9/30/2008 (i)                   73,982
                                                 USD     147,345  Argentina Government International Bond,
                                                                  8.28% due 12/31/2033 (b)                                   141,160
                                                       2,999,351  Argentina Government International Bond,
                                                                  1.33% due 12/31/2038                                     1,135,254
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Argentina              1,350,396
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 7.5%       Financial - 1.0%             BRL   3,500,000  Banco Bradesco SA, 17.50% due 12/10/2007 (c)             1,680,987
                    ----------------------------------------------------------------------------------------------------------------
                    Government - Foreign - 6.3%  USD   2,850,000  Brazilian Government International Bond,
                                                                  10.50% due 7/14/2014                                     3,548,250
                                                       1,845,000  Brazilian Government International Bond,
                                                                  7.125% due 1/20/2037                                     1,808,100
                                                         525,000  Brazilian Government International Bond,
                                                                  11% due 8/17/2040                                          673,575
                                                 BRL  12,900,000  SSBH Credit Linked Note, 10% due 1/05/2012               4,830,097
                                                                                                                     ---------------
                                                                                                                          10,860,022
                    ----------------------------------------------------------------------------------------------------------------
                    Manufacturing - 0.2%         USD     425,000  Caue Finance Ltd., 8.875% due 8/01/2015 (c)                463,781
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Brazil                13,004,790
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Investments                                Value
------------------------------------------------------------------------------------------------------------------------------------
Colombia - 1.1%     Government - Foreign - 1.1%  USD   1,375,000  Colombia Government International Bond,
                                                                  11.75% due 2/25/2020                               $     1,959,375
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Colombia               1,959,375
------------------------------------------------------------------------------------------------------------------------------------
Dominican           Government - Foreign - 0.1%          213,764  Dominican Republic International Bond,
Republic - 0.5%                                                   9.04% due 1/23/2018                                        231,720
                    ----------------------------------------------------------------------------------------------------------------
                    Utility - 0.4%                       630,000  Aes Dominicana Energia Finance SA,
                                                                  11% due 12/13/2015 (c)                                     626,850
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in the
                                                                  Dominican Republic                                         858,570
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 3.1%       Government - Foreign - 3.1%  MXN  20,771,100  Mexican Bonos, 9.50% due 12/18/2014                      2,026,723
                                                 USD   2,000,000  Mexico Government International Bond Series A,
                                                                  6.625% due 3/03/2015                                     2,087,000
                                                       1,100,000  Mexico Government International Bond Series A,
                                                                  6.75% due 9/27/2034                                      1,135,750
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Mexico                 5,249,473
------------------------------------------------------------------------------------------------------------------------------------
Panama - 0.7%       Government - Foreign - 0.7%        1,000,000  Panama Government International Bond,
                                                                  8.875% due 9/30/2027                                     1,215,000
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Panama                 1,215,000
------------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.3%      Government - Foreign - 0.3%          425,000  Uruguay Government International Bond,
                                                                  9.25% due 5/17/2017                                        493,000
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Uruguay                  493,000
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 2.0%    Government - Foreign - 2.0%        2,755,000  Venezuela Government International Bond,
                                                                  9.375% due 1/13/2034                                     3,519,513
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Venezuela              3,519,513
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Latin
                                                                  America - 16.0%                                         27,650,117
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 6.1%       Financial - 0.3%                     600,000  Fairfax Financial Holdings Ltd., 7.75%
                                                                  due 4/26/2012                                              528,000
                    ----------------------------------------------------------------------------------------------------------------
                    Government - Foreign - 5.0%  CAD   2,800,000  Canadian Government Bond, 5.25% due 6/01/2012            2,534,425
                                                       6,700,000  Canadian Government Bond, 5% due 6/01/2014               6,034,767
                                                                                                                     ---------------
                                                                                                                           8,569,192
                    ----------------------------------------------------------------------------------------------------------------
                    Metal - Other - 0.5%         USD     850,000  Novelis, Inc., 7.75% due 2/15/2015                         816,000
                    ----------------------------------------------------------------------------------------------------------------
                    Paper - 0.3%                         400,000  Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012            362,000
                                                         250,000  Domtar, Inc., 7.125% due 8/15/2015                         221,250
                                                                                                                     ---------------
                                                                                                                             583,250
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Canada                10,496,442
------------------------------------------------------------------------------------------------------------------------------------
United              Airlines - 0.0%                       30,792  Continental Airlines, Inc. Series 1998-1-C,
States - 3.9%                                                     6.541% due 9/15/2009                                        29,000
                    ----------------------------------------------------------------------------------------------------------------
                    Automotive - 0.4%                    400,000  American Tire Distributors, Inc., 11.24%
                                                                  due 4/01/2012 (i)                                          366,000
                                                         275,000  American Tire Distributors, Inc.,
                                                                  10.75% due 4/01/2013                                       251,625
                                                                                                                     ---------------
                                                                                                                             617,625
                    ----------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                            Face
                    Industry                              Amount  Fixed Income Investments                                Value
------------------------------------------------------------------------------------------------------------------------------------
                    Cable - U.S. - 0.3%          USD     575,000  Adelphia Communications Corp., 6% due 2/15/2006
                                                                  (f)(h)                                             $        13,656
                                                         800,000  Charter Communications, Inc.,
                                                                  5.875% due 11/16/2009 (c)(h)                               541,000
                                                                                                                     ---------------
                                                                                                                             554,656
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                     300,000  Equistar Chemicals LP, 8.75% due 2/15/2009                 310,500
                                                         875,000  Omnova Solutions, Inc., 11.25% due 6/01/2010               925,313
                                                                                                                     ---------------
                                                                                                                           1,235,813
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer - Durables - 0.1%           375,000  Simmons Co., 10.213%* due 12/15/2014 (c)                   240,000
                    ----------------------------------------------------------------------------------------------------------------
                    Energy - Other - 0.4%                750,000  Suburban Propane Partners, LP, 6.875%
                                                                  due 12/15/2013                                             720,000
                    ----------------------------------------------------------------------------------------------------------------
                    Information Technology -             400,000  Telcordia Technologies Inc., 10%
                    0.2%                                          due 3/15/2013 (c)                                          366,000
                    ----------------------------------------------------------------------------------------------------------------
                    Manufacturing - 0.8%                 425,000  EaglePicher Inc., 9.75% due 9/01/2013 (f)                  293,250
                                                       1,000,000  Superior Essex Communications LLC, 9%
                                                                  due 4/15/2012                                            1,005,000
                                                                                                                     ---------------
                                                                                                                           1,298,250
                    ----------------------------------------------------------------------------------------------------------------
                    Service - 0.3%                       500,000  Dycom Industries, Inc., 8.125% due 10/15/2015              515,000
                    ----------------------------------------------------------------------------------------------------------------
                    Telecommunications - 0.5%            750,000  Time Warner Telecom, Inc., 10.125% due 2/01/2011           788,438
                    ----------------------------------------------------------------------------------------------------------------
                    Utility - 0.2%                       375,000  Reliant Energy, Inc., 9.50% due 7/15/2013                  375,469
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in the
                                                                  United States                                            6,740,251
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in
                                                                  North America - 10.0%                                   17,236,693
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 2.1%    Government - Foreign - 2.1%  AUD   4,700,000  Australia Government Bond, 6.25% due 4/15/2015           3,548,927
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Australia              3,548,927
------------------------------------------------------------------------------------------------------------------------------------
China - 0.3%        Utility - 0.3%               USD     500,000  AES China Generating Co. Ltd., 8.25%
                                                                  due 6/26/2010                                              502,791
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in China                    502,791
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.8%    Government - Foreign - 1.2%        1,925,000  Indonesia Government International Bond,
                                                                  7.50% due 1/15/2016 (c)                                  1,987,563
                    ----------------------------------------------------------------------------------------------------------------
                    Paper - 0.3%                         505,896  PT Indah Kiat Pulp & Paper Tranche B,
                                                                  4.675% due 4/28/2018 (c)                                   354,127
                                                         345,156  PT Pabrik Kertas Tjiwa Kimia Tranche B,
                                                                  4.675% due 4/28/2018 (c)                                   217,448
                                                                                                                     ---------------
                                                                                                                             571,575
                    ----------------------------------------------------------------------------------------------------------------
                    Telecommunications - 0.3%            475,000  Excelcomindo Finance Co. BV, 8% due 1/27/2009 (c)          487,469
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in Indonesia              3,046,607
------------------------------------------------------------------------------------------------------------------------------------
Philippines - 2.5%  Government - Foreign - 2.5%        1,110,000  Philippine Government International  Bond,
                                                                  8.875% due 3/17/2015                                     1,252,913
                                                       2,220,000  Philippine Government International Bond,
                                                                  7.75% due 1/14/2031                                      2,236,650
                                                         800,000  Republic of the Philippines, 9% due 2/15/2013              901,000
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in the Philippines        4,390,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments in the Pacific
                                                                  Basin/Asia - 6.7%                                       11,488,888
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Fixed Income Investments
                                                                  (Cost - $134,208,848) - 76.4%                          131,551,436
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                            Face
                                                          Amount  U.S. Government Obligations                             Value
------------------------------------------------------------------------------------------------------------------------------------
United                                           USD   8,500,000  U.S. Treasury Bonds, 5.375% due 2/15/2031          $     8,947,576
States - 14.5%                                        10,000,000  U.S. Treasury Notes, 4.125% due 5/15/2015                9,449,610
                                                       4,050,000  U.S. Treasury Notes, 4.50% due 11/15/2015                3,930,084
                                                       2,700,000  U.S. Treasury Notes, 4.50% due 2/15/2016                 2,625,961
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total U.S. Government Obligations
                                                                  (Cost - $26,110,042) - 14.5%                            24,953,231
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Non-U.S. Government Collateralized
                                                                  Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------------------
United                                                 1,000,000  GS Mortgage Securities Corp. II Series 2005-GG4
States - 1.7%                                                     Class A2, 4.475% due 7/10/2039 (c)                         966,198
                                                       2,000,000  GS Mortgage Securities Corp. II Series 2005-GG4
                                                                  Class A4A, 4.751% due 7/10/2039 (c)                      1,885,148
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Non-U.S. Government Collateralized Mortgage
                                                                  Obligations (Cost - $3,024,682) - 1.7%                   2,851,346
------------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                    Industry                            Interest  Other Interests (e)
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Argentina - 0.1%    Government - Foreign - 0.1%  USD   2,032,119  Argentina Government International Bond                    182,891
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Other Interests (Cost - $95,406) - 0.1%              182,891
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                       7,918,654  Merrill Lynch Liquidity Series, LLC
                                                                  Cash Sweep Series I, 4.56% (i)(j)                        7,918,654
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $7,918,654) - 4.6%                               7,918,654
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $173,820,142**) - 97.5%      167,990,391

                                                                  Other Assets Less Liabilities - 2.5%                     4,284,799
                                                                                                                     ---------------
                                                                  Net Assets - 100.0%                                $   172,275,190
                                                                                                                     ===============

* Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 173,774,010
                                                                  =============
      Gross unrealized appreciation                               $   2,735,746
      Gross unrealized depreciation                                  (8,519,365)
                                                                  -------------
      Net unrealized depreciation                                 $  (5,783,619)
                                                                  =============

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g)   Non-income producing security.
(h)   Convertible security.
(i)   Floating rate note.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
      Affiliate                                                     Net Activity       Interest Income
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $  7,918,654       $        19,475
      ------------------------------------------------------------------------------------------------

o     Forward foreign exchange contracts as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign                          Settlement       Unrealized Appreciation
      Currency Purchased                  Date              (Depreciation)
      -------------------------------------------------------------------------
      BRL   3,623,780                  June 2006        $               (26,256)
      BRL   5,388,000                  July 2006                        394,499
      CHF   6,539,064                  April 2006                         2,596
      CNY   26,894,000                  May 2006                        (25,829)
      CZK   43,488,000                  May 2006                         85,245
      EGP   9,809,000                   May 2006                          5,599
      EUR   8,393,557                   May 2006                        196,000
      EUR   19,219,747                 June 2006                        152,878
      HUF   384,000,000                 May 2006                        (11,834)
      IDR   34,075,500,000             April 2006                       445,878
      IDR   16,719,500,000             July 2006                        102,798
      JPY   1,596,285,800              April 2006                        11,242
      JPY   2,268,325,056               May 2006                        (17,350)
      KRW   1,772,720,000              April 2006                        (8,350)
      MYR   6,402,200                   May 2006                          1,578
      PHP   91,962,500                 April 2006                        45,667
      PLN   17,100,285                  May 2006                        138,679
      RUB   51,465,000                  May 2006                         87,861
      SGD   2,825,332                  April 2006                        (4,280)
      THB   77,900,000                 April 2006                         2,288
      TRY   3,820,880                  April 2006                        35,987
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $107,234,495)                   $             1,614,896
                                                        =======================

      -------------------------------------------------------------------------
      Foreign                          Settlement              Unrealized
      Currency Sold                       Date                Depreciation
      -------------------------------------------------------------------------
      EUR   4,200,000                  April 2006       $               (79,516)
      EUR   25,159,850                  May 2006                       (739,598)
      EUR   5,691,572                  June 2006                        (14,617)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $41,708,919)                    $              (833,731)
                                                        =======================

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

o     Swaps outstanding as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                                                      Notional          Appreciation
                                                                       Amount          (Depreciation)
      ----------------------------------------------------------------------------------------------
      Sold credit default protection on Republic of Brazil and
      receive 1.65%
      Broker, JPMorgan Chase Bank
      Expires March 2007                                            $  1,000,000       $      13,253

      Sold credit default protection on Republic of Turkey and
      receive 1.17%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2007                                            $  1,000,000               7,406

      Sold credit default protection on Republic of Columbia
      and receive 1.80%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires April 2007                                            $  1,000,000              14,201

      Sold credit default protection on Russia Government
      International Bond and receive 0.68%
      Broker, JPMorgan Chase Bank
      Expires June 2007                                             $  1,000,000               4,266

      Pay a fixed rate 3.0375% and receive a floating rate based on 3-month CAD Bankers' Acceptance Rate
      Broker, JPMorgan Chase Bank
      Expires June 2007                                             $ 10,500,000             132,173

      Bought credit default protection on Chemtura Corp. and
      pay 1.26%
      Broker, Credit Suisse First Boston International
      Expires December 2010                                         $    100,000              (1,863)

      Bought credit default protection on Chemtura Corp. and
      pay 1.42%
      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                         $    100,000              (2,526)

      Bought credit default protection on Dow Jones CDX
      North American High Yield B Index Series 5 and pay 3.40%
      Broker, Deutsche Bank AG
      Expires December 2010                                         $  2,000,000             (61,904)

      Sold credit default protection on Argentina Government
      International Bond and receive 3.40%
      Broker, JPMorgan Chase Bank
      Expires January 2011                                          $  1,000,000              21,885

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

o     Swaps outstanding as of March 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                                                      Notional          Appreciation
                                                                       Amount          (Depreciation)
      ----------------------------------------------------------------------------------------------
      Sold credit default protection on Indonesian Government
      International Bond and receive 1.63%
      Broker, Citibank NA
      Expires March 2011                                            $  1,500,000       $      (1,396)

      Received a fixed rate of 4.466% and pay a floating rate
      based on 3-month LIBOR
      Broker, Citibank NA
      Expires May 2015                                              $  5,000,000            (330,179)

      Receive a fixed rate of 4.18% and pay a floating rate based on 3-month CAD Bankers' Acceptance Rate
      Broker, JPMorgan Chase Bank
      Expires June 2015                                             $  2,500,000             (73,489)
      ----------------------------------------------------------------------------------------------
      Total                                                                            $    (278,173)
                                                                                       =============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Currency Abbreviations:

      ARS   Argentine Peso
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      CHF   Swiss Franc
      CNY   Yuan Renminbi
      CZK   Czech Koruna
      DKK   Danish Krone
      EGP   Egyptian Pound
      EUR   Euro
      GBP   British Pound
      HUF   Forint
      IDR   Rupiah
      JPY   Japanese Yen
      KRW   Won
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      NOK   Norwegian Krone
      PHP   Philippine Peso
      PLN   Zloty
      RUB   Russian Ruble
      SEK   Swedish Krona
      SGD   Singapore Dollar
      THB   Thai Baht
      TRY   New Turkish Lira
      USD   U.S. Dollar
      ZAR   South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch World Income Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch World Income Fund, Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch World Income Fund, Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch World Income Fund, Inc.

Date: May 22, 2006